Submission	Jun. 17, 2025
Submission [Line Items]
Central Index Key	0001858257
Registrant Name	AvidXchange Holdings, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES